EQUITY (Stock Warrants Activity) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Mar. 21, 2017
Shares (Warrants)
Outstanding	4,128,510
Granted		4,128,510
Canceled	1,385,891
Expired
Exercised	283,858
Outstanding	2,458,761	4,128,510
Exercisable	2,458,761	4,128,510
Weighted Average Price (Warrants)
Outstanding	$ 2.00
Granted		2.00
Canceled	2.00
Expired
Exercised	0.01
Outstanding	2.00	2.00
Exercisable	$ 2.00	$ 2.00
Exercise price			$ 0.01
Aggregate intrinsic value of warrants	$ 148,649	$ 262,590
Minimum [Member]
Weighted Average Price (Warrants)
Exercise price	$ 2.00	$ 2.00
Term of warrants	1 year 10 months 10 days	2 years 1 month 10 days
Maximum [Member]
Weighted Average Price (Warrants)
Exercise price	$ 2.00	$ 2.00
Term of warrants	2 years 7 months 10 days	2 years 10 months 10 days